Short-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 25,000
Senior Notes (8.5%) due January 15, 2020
Short-term Debt [Line Items]
Debt Instrument, Redemption Price, Percentage	102.313%
Debt Instrument, Repurchase Amount	$ 249,000
Revolving Credit Facilities due through December 2024
Short-term Debt [Line Items]
Credit facility, maximum borrowing capacity	82,500	344,900
Undrawn amount of revolving credit facility	82,500	73,800
Teekay Tankers
Short-term Debt [Line Items]
Short-term Debt	$ 0	$ 25,000
Short-term Debt, Weighted Average Interest Rate, at Point in Time	7.20%	3.60%
Teekay Tankers | Short-term Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Term	6 months
Credit facility, maximum borrowing capacity	$ 80,000
Undrawn amount of revolving credit facility	80,000	$ 45,400
Teekay Tankers | Minimum
Short-term Debt [Line Items]
Debt Covenant, Required Capital Invested	20,000
Teekay Tankers | Maximum
Short-term Debt [Line Items]
Debt Covenant, Required Capital Invested	$ 30,000
Teekay Tankers | LIBOR
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate		3.50%
Teekay Tankers | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Short-term Debt [Line Items]
Short-term Debt, Percentage Bearing Variable Interest Rate	2.85%